Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, beginning balance	289,544	293,817	287,393
Options, Granted	15,475	16,876	16,000
Options, Exercised	(126,168)	(18,899)	(9,576)
Options, Forfeited	(5,250)	(2,250)	0
Options Outstanding, ending balance	173,601	289,544	293,817	287,393
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 34.38	$ 33.95	$ 33.64
Weighted-Average Exercise Price, Granted	$ 37.74	$ 35.39	$ 35.09
Weighted-Average Exercise Price, Exercised	$ 33.57	$ 28.78	$ 26.63
Weighted-Average Exercise Price, Forfeited	$ 34.56	$ 33.28	$ 0.00
Weighted-Average Exercise Price, Outstanding, ending balance	$ 35.26	$ 34.38	$ 33.95	$ 33.64
Options, Exercisable at end of year	76,832	183,584	185,317
Weighted-Average Exercise Price, Exercisable at end of year	$ 37.97	$ 34.70	$ 33.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Options, Nonvested at beginning of year	96,769	105,960	108,500	109,000
Options, Granted during the year	15,475	16,876	16,000
Options, Vested during the year	(23,166)	(18,166)	(16,500)
Options, Forfeited during the year	(1,500)	(1,250)	0
Options, Nonvested at end of year	96,769	105,960	108,500	109,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-Average Exercise Price, Nonvested at beginning of year	$ 33.10	$ 33.81	$ 34.38	$ 35.10
Weighted-Average Exercise Price, Granted during the year	$ 37.74	$ 35.39	$ 35.09
Weighted-Average Exercise Price, Vested during the year	$ 39.64	$ 38.87	$ 39.34
Weighted-Average Exercise Price, Forfeited during the year	$ 30.38	$ 30.38	$ 0.00
Weighted-Average Exercise Price, Nonvested at end of year	$ 33.10	$ 33.81	$ 34.38	$ 35.10